Leases - Summary of Roll-forward of Lease Right-of-use Assets (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	€ 437
Ending balance	417	€ 437
Adoption of IFRS 16
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	437
Ending balance		437
Cost
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	632	581
Increases	20	23
Decreases		(2)
Exchange differences	23	30
Ending balance	675	632
Accumulated amortization
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	(195)	(137)
Depreciation charge	(59)	(53)
Decreases		2
Exchange differences	(4)	(7)
Ending balance	€ (258)	€ (195)